Loans and Other Financing	12 Months Ended
Dec. 31, 2022
Disclosure of loans and other financing [abstract]
Loans and Other Financing

NOTE 10. LOANS AND OTHER FINANCING
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.22	12.31.21
Non-financial Public Sector	1,284,551	970
Argentine Central Bank	3,682	1,038
Financial Institutions	13,663,998	24,828,732
Loans	13,663,998	24,828,732
Non-financial Private Sector and Residents Abroad	1,297,659,004	1,517,448,418
Loans	1,273,553,568	1,491,883,521
Advances	66,463,313	103,537,876
Notes	310,595,276	378,817,542
Mortgage Loans	19,400,825	35,880,059
Pledge Loans	25,613,225	31,595,927
Personal Loans	113,819,719	128,361,773
Credit Card Loans	650,493,992	716,756,813
Other Loans	38,926,091	44,426,445
Accrued Interest, Adjustments and Quotation Differences Receivable	53,617,339	57,179,541
Documented Interest	(5,376,212)	(4,672,455)
Financial Leases	3,478,221	2,170,791
Other Financing	20,627,215	23,394,106
Less: Allowances	(68,994,770)	(92,173,053)
Total	1,243,616,465	1,450,106,105
Classification of Loans and Other Financing as per situation and guarantees received, is detailed in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown by maturity term of Loans and Other Financing is detailed in Schedule D.
The risk analysis for Loans and Other Financing is presented in Note 45.
Related parties information is disclosed in Note 51.